UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment (   );  Amendment Number: ________
   This Amendment (Check only one.):
  (   ) is a restatement.
  (   ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	Buffington Mohr McNeal
Address: P.O. Box 2016, Boise, ID 83701

Form 13F File Number: 28-11530

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Bruce R. Mohr
Title: Partner
Phone: 208-338-5551

Signature, Place, and Date of Signing:

Bruce R. Mohr
Boise, Idaho
April 28, 2006

Report Type (Check only one):

( X )	13 F HOLDINGS REPORT.
(   )	13F NOTICE.
(   )	13F COMBINATION REPORT.

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total:	34786
					(thousands)



List of Other Included Managers: None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALBERTSONS                     COM              013104104      109     4241 SH       SOLE                     4241
AMGEN                          COM              031162100      644     8850 SH       SOLE                     8850
APPLE COMPUTER                 COM              037833100       17      275 SH       SOLE                      275
APPLIED MATLS                  COM              038222105      184    10500 SH       SOLE                    10500
BANK OF AMERICA                COM              060505104      389     8545 SH       SOLE                     8545
BECTON DICKINSON               COM              075887109      425     6905 SH       SOLE                     6905
BJ SERVICES                    COM              055482103      262     7575 SH       SOLE                     7575
CHEVRON CORP                   COM              166764100      298     5132 SH       SOLE                     5132
CISCO SYSTEMS                  COM              17275R102      449    20730 SH       SOLE                    20730
CIT GROUP                      COM              125581108      383     7160 SH       SOLE                     7160
CITIGROUP                      COM              172967101      256     5417 SH       SOLE                     5417
CONOCOPHILLIPS                 COM              20825c104      195     3083 SH       SOLE                     3083
COSTCO                         COM              22160K105      720    13290 SH       SOLE                    13290
DANAHER                        COM              235851102      211     3325 SH       SOLE                     3325
DEVON ENERGY                   COM              25179M103      164     2680 SH       SOLE                     2680
DOMINION RES                   COM              25746U109      647     9370 SH       SOLE                     9370
DUKE ENERGY                    COM              26441C105      318    10925 SH       SOLE                    10925
EXXON MOBIL                    COM              30231G102      805    13223 SH       SOLE                    13223
FDX CORP                       COM              31428X106      973     8619 SH       SOLE                     8619
GENERAL ELECTRIC               COM              369604103      379    10905 SH       SOLE                    10905
HELMERICH & PAYNE              COM              423452101      215     3075 SH       SOLE                     3075
HOME DEPOT                     COM              437076102      400     9450 SH       SOLE                     9450
INCO LTD                       COM              453258402        6      125 SH       SOLE                      125
INGERSOLL-RAND                 COM              456866102      203     4850 SH       SOLE                     4850
INT'L BUS MACH                 COM              459200101      444     5382 SH       SOLE                     5382
JOHNSON & JOHNSON              COM              478160104      694    11715 SH       SOLE                    11715
KINDER MORGAN ENERGY UT LP     COM              494550106      143     2975 SH       SOLE                     2975
L-3 COMM                       COM              502424104      462     5385 SH       SOLE                     5385
MICRON TECH                    COM              595112103       37     2500 SH       SOLE                     2500
MICROSOFT                      COM              594918104      612    22500 SH       SOLE                    22500
PEPSICO INC                    COM              713448108      557     9645 SH       SOLE                     9645
PROCTOR & GAMBLE               COM              742718109      214     3715 SH       SOLE                     3715
ROYAL DUTCH SHELL ADR          COM              780259206       77     1230 SH       SOLE                     1230
ST JUDE MEDICAL                COM              790849103      131     3200 SH       SOLE                     3200
SUBURBAN PROP LP               COM              864482104      561    18920 SH       SOLE                    18920
SUN MICROSYSTEMS               COM              866810104       90    17505 SH       SOLE                    17505
SUNCOR ENERGY                  COM              867229106        8      100 SH       SOLE                      100
TARGET                         COM              87612E106      207     3985 SH       SOLE                     3985
TITLE ONE CORP                 COM                             180    36000 SH       SOLE                    36000
TRIUMPH GOLD CORP              COM              896807104        5    55000 SH       SOLE                    55000
UNITED PARCEL SERVICE CL B     COM              911312106      200     2520 SH       SOLE                     2520
US BANCORP                     COM              902973106    16616   544772 SH       SOLE                   544772
WACHOVIA CORP                  COM              929903102      270     4810 SH       SOLE                     4810
WASHINGTON MUTUAL              COM              939322103      433    10160 SH       SOLE                    10160
WELLS FARGO                    COM              949746101      600     9400 SH       SOLE                     9400
BARON GROWTH FD                                 068278209     1300 25741.055SH       SOLE                25741.055
LAUDUS INT'L MRKTMASTERS INST                   808509640     1315 66459.233SH       SOLE                66459.233
THORNBURG VAL FD-A                              885215731       56 1559.415 SH       SOLE                 1559.415
ISHARES LEHMAN 1-3 YR TRS BD                    464287457       46  575.000 SH       SOLE                  575.000
ISHARES LEHMAN TRES PROT INF S                  464287176      187 1860.000 SH       SOLE                 1860.000
GENERAL GROWTH PROP                             370021107      279  5705.00 SH       SOLE                  5705.00
KIMCO REALTY                                    49446R109       16   400.00 SH       SOLE                   400.00
LIBERTY PROP TRUST                              531172104        8   175.00 SH       SOLE                   175.00
SIMON PROPERTY GROUP INC                        828806109      386  4585.00 SH       SOLE                  4585.00